UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

ALL CAP FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 14.2%
Hotels, Restaurants & Leisure - 0.9%
513,400	Pinnacle Entertainment Inc. *	$5,801,420

Household Durables - 2.7%
374,400	Ryland Group Inc.	7,708,896
468,500	Toll Brothers Inc. *	9,412,165

	Total Household Durables	17,121,061

Internet & Catalog Retail - 1.3%
104,420	Amazon.com Inc. *	7,971,423

Media - 2.5%
1,097,740	Time Warner Inc.	15,719,637

Multiline Retail - 4.8%
346,700	Kohl’s Corp. *	14,530,197
193,250	Sears Holdings Corp. *	15,653,250

	Total Multiline Retail	30,183,447

Specialty Retail - 1.3%
1,466,875	Chico’s FAS Inc. *	8,170,493

Textiles, Apparel & Luxury Goods - 0.7%
360,700	Liz Claiborne Inc.	4,714,349

	TOTAL CONSUMER DISCRETIONARY	89,681,830

CONSUMER STAPLES - 1.0%
Beverages - 1.0%
275,400	Hansen Natural Corp. *	6,295,644

FINANCIALS - 22.1%
Capital Markets - 3.1%
183,236	Blackstone Group LP	3,402,693
821,466	TD Ameritrade Holding Corp. *	16,355,388

	Total Capital Markets	19,758,081

Commercial Banks - 0.1%
197,000	National City Corp.	931,810

Consumer Finance - 1.5%
222,300	Capital One Financial Corp.	9,305,478

Diversified Financial Services - 8.6%
817,815	Bank of America Corp.	26,906,114
670,291	JPMorgan Chase & Co.	27,233,923

	Total Diversified Financial Services	54,140,037

Insurance - 8.1%
1,032,808	Ambac Financial Group Inc.	2,602,676
722,085	American International Group Inc.	18,810,314
582,400	MBIA Inc.	3,453,632
1,645,023	Security Capital Assurance Ltd.	3,125,544
1,295,690	XL Capital Ltd., Class A Shares	23,179,894

	Total Insurance	51,172,060

Thrifts & Mortgage Finance - 0.7%
548,900	Freddie Mac	4,484,513

	TOTAL FINANCIALS	139,791,979

HEALTH CARE - 15.2%
Biotechnology - 4.7%
634,911	Alkermes Inc. *	9,999,848
130,675	Amgen Inc. *	8,184,175
1,233,120	CV Therapeutics Inc. *	11,554,335

	Total Biotechnology	29,738,358

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Health Care Providers & Services - 10.5%
398,923	Aetna Inc.	$16,359,832
190,600	Cardinal Health Inc.	10,240,938
732,689	UnitedHealth Group Inc.	20,573,907
370,000	WellPoint Inc. *	19,406,500

	Total Health Care Providers & Services	66,581,177

	TOTAL HEALTH CARE	96,319,535

INDUSTRIALS - 9.5%
Airlines - 1.6%
398,400	Delta Air Lines Inc. *	3,003,936
822,589	UAL Corp.	6,835,715

	Total Airlines	9,839,651

Commercial Services & Supplies - 2.6%
471,800	Allied Waste Industries Inc. *	5,708,780
334,490	Republic Services Inc.	10,870,925

	Total Commercial Services & Supplies	16,579,705

Industrial Conglomerates - 1.9%
430,310	General Electric Co.	12,173,470

Road & Rail - 3.4%
1,535,470	Hertz Global Holdings Inc. *	13,097,559
484,950	YRC Worldwide Inc. *	8,195,655

	Total Road & Rail	21,293,214

	TOTAL INDUSTRIALS	59,886,040

INFORMATION TECHNOLOGY - 23.3%
Computers & Peripherals - 6.6%
1,205,100	EMC Corp. *	18,088,551
184,300	International Business Machines Corp.	23,586,714

	Total Computers & Peripherals	41,675,265

Electronic Equipment & Instruments - 2.7%
1,045,000	Jabil Circuit Inc.	16,991,700

Internet Software & Services - 2.3%
741,300	Yahoo! Inc. *	14,744,458

Semiconductors & Semiconductor Equipment - 7.3%
3,093,285	Micron Technology Inc. *	14,940,566
1,010,770	Texas Instruments Inc.	24,642,573
236,200	Trina Solar Ltd., ADR *	6,500,224

	Total Semiconductors & Semiconductor Equipment	46,083,363

Software - 4.4%
746,781	Red Hat Inc. *	15,966,178
549,800	Symantec Corp. *	11,584,286

	Total Software	27,550,464

	TOTAL INFORMATION TECHNOLOGY	147,045,250

MATERIALS - 2.3%
Chemicals - 2.3%
627,575	Nalco Holding Co.	14,748,012

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.9%
1,733,900	Level 3 Communications Inc. *	5,895,260

Wireless Telecommunication Services - 2.1%
1,628,668	Sprint Nextel Corp.	13,257,357

	TOTAL TELECOMMUNICATION SERVICES	19,152,617

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
UTILITIES - 6.6%
Independent Power Producers & Energy Traders - 6.6%
2,282,300	AES Corp. *	$36,836,322
277,425	Reliant Energy, Inc. *	5,024,167

	TOTAL UTILITIES	41,860,489

	TOTAL COMMON STOCKS (Cost - $919,375,208)	614,781,396

PREFERRED STOCKS - 2.7%
FINANCIALS - 2.7%
Commercial Banks - 2.7%
180	National City Corp., Series G (a) (Cost - $18,000,000)	17,028,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $937,375,208)	631,809,396

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
$4,535,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity- $4,535,270; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value - $4,625,707) (Cost - $4,535,000)	4,535,000

	TOTAL INVESTMENTS - 100.6% (Cost - $941,910,208#)	636,344,396
	Liabilities in Excess of Other Assets - (0.6)%	(3,957,840)

	TOTAL NET ASSETS - 100.0%	$632,386,556

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	July 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$636,344,396	$614,781,396	$21,563,000	—

3. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,247,109
Gross unrealized depreciation	(328,812,921)

Net unrealized depreciation	$(305,565,812)

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2008